Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 5.80%
FHLMC (1 Year Treasury Constant Maturity +2.22%)±	2.35%	5-1-2035	$ 107,907	$ 115,144
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.38	4-1-2032	48,401	48,828
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	2.38	4-1-2038	351,018	369,010
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.39	9-1-2038	921,978	976,081
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	2.53	3-1-2035	407,837	433,303
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.53	10-1-2038	405,370	409,385
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.61	11-1-2035	1,046,528	1,114,498
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	2.66	6-1-2032	1,353	1,359
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	2.90	7-1-2029	481	481
FHLMC	4.50	1-1-2022	22	23
FHLMC	4.50	6-1-2024	353,910	371,174
FHLMC	4.50	9-1-2026	575,620	603,871
FHLMC	5.50	12-1-2022	100,691	103,086
FHLMC	5.50	12-1-2023	119,319	123,817
FHLMC	6.00	10-1-2021	11,914	11,957
FHLMC	6.00	10-1-2021	10,323	10,343
FHLMC	6.00	1-1-2024	70,701	72,338
FHLMC	7.00	6-1-2031	180,852	203,967
FHLMC	9.50	12-1-2022	4	4
FHLMC	10.00	11-17-2021	143	144
FHLMC Series 2611 Class HD	5.00	5-15-2023	155,554	160,904
FHLMC Series 2649 Class WL	4.00	7-15-2023	95,660	96,244
FHLMC Series 2704 Class BH	4.50	11-15-2023	123,714	127,548
FHLMC Series 2881 Class AE	5.00	8-15-2034	69,844	71,633
FHLMC Series 2953 Class LD	5.00	12-15-2034	57,235	58,831
FHLMC Series 3609 Class LA	4.00	12-15-2024	35	35
FHLMC Series 3888 Class NA	2.25	1-15-2040	239,046	240,712
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%)±	0.60	9-15-2041	789,603	798,542
FHLMC Series 4172 Class PB	1.50	7-15-2040	78,022	78,705
FHLMC Series 4348 Class MH	3.00	6-15-2039	607,451	619,174
FHLMC Series 4889 Class CD	3.00	4-15-2049	1,323,999	1,380,679
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%)±	0.61	12-25-2049	5,261,309	5,299,288
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%)±	0.78	2-25-2023	380,559	380,305
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%)±	0.87	5-25-2044	1,561,962	1,560,766
FHLMC Series T-42 Class A6	9.50	2-25-2042	481,173	609,957
FNMA %%	1.50	6-17-2036	13,000,000	13,157,935
FNMA (6 Month LIBOR +1.38%)±	1.63	10-1-2031	41,067	41,392
FNMA (6 Month LIBOR +1.51%)±	1.76	9-1-2037	214,571	222,892
FNMA %%	2.00	6-17-2036	101,140,000	104,486,352
FNMA (1 Year Treasury Constant Maturity +2.02%)±	2.18	12-1-2034	174,352	185,941
FNMA (12 Month Treasury Average +2.06%)±	2.19	8-1-2045	174,799	179,771
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.32	11-1-2031	46,503	46,817
FNMA (1 Year Treasury Constant Maturity +2.26%)±	2.38	11-1-2035	91,919	92,917
FNMA (12 Month LIBOR +1.77%)±	2.39	7-1-2044	1,122,839	1,189,817
FNMA (1 Year Treasury Constant Maturity +2.21%)±	2.42	10-1-2034	3,867	4,101
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.42	12-1-2040	1,939,137	2,056,068
FNMA (1 Year Treasury Constant Maturity +2.23%)±	2.43	12-1-2040	109,444	109,704
FNMA (1 Year Treasury Constant Maturity +2.24%)±	2.46	7-1-2038	1,521,347	1,618,190
FNMA (1 Year Treasury Constant Maturity +2.20%)±	2.47	9-1-2035	257,952	273,685
FNMA (1 Year Treasury Constant Maturity +2.26%)±	2.47	8-1-2036	1,025,960	1,090,305
FNMA (1 Year Treasury Constant Maturity +2.26%)±	2.48	11-1-2038	485,501	517,548
FNMA (1 Year Treasury Constant Maturity +2.36%)±	2.58	11-1-2034	484,789	516,246
FNMA (1 Year Treasury Constant Maturity +2.31%)±	2.60	5-1-2036	235,346	251,126
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.71%	6-1-2034	$ 622,294	$ 633,546
FNMA (1 Year Treasury Constant Maturity +2.22%)±	2.72	6-1-2032	63,613	64,021
FNMA	4.50	1-1-2027	786,753	829,217
FNMA	5.00	5-1-2022	13,779	14,340
FNMA	5.00	6-1-2024	615,852	641,095
FNMA	6.00	1-1-2023	249,664	256,405
FNMA	6.50	8-1-2031	221,465	262,111
FNMA	9.00	10-15-2021	2	2
FNMA	9.00	6-1-2024	663	669
FNMA Series 1991-132 Class Z	8.00	10-25-2021	1,704	1,724
FNMA Series 1992-71 Class X	8.25	5-25-2022	3,507	3,607
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	234,658	266,888
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	360,213	432,531
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	340,112	413,366
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	409,037	501,913
FNMA Series 2002-W04 Class A6 ±±	3.67	5-25-2042	403,752	425,293
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	10,768	10,944
FNMA Series 2003-W3 Class 1A4 ±±	3.67	8-25-2042	23,382	24,866
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%)±	0.43	3-25-2037	243,820	245,365
FNMA Series 2010-115 Class NC	2.75	1-25-2039	236,197	238,674
FNMA Series 2010-25 Class ND	3.50	3-25-2025	185	183
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,977,111	2,064,230
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	59,618	60,718
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%)±	0.47	3-25-2043	4,146,402	4,174,529
FNMA Series 2013-26 Class AK	2.50	11-25-2038	1,139,651	1,150,468
FNMA Series 2014-19 Class HA	2.00	6-25-2040	409,419	419,060
GNMA	7.00	6-15-2033	294,155	355,962
Total Agency securities (Cost $154,575,198)				155,984,670
Asset-backed securities: 14.78%
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	11,174,000	11,219,309
American Airlines Series 2014-1 Class B Pass Through Trust	4.38	4-1-2024	1,167,450	1,164,956
American Credit Acceptance Receivables Trust Series 2018-2 Class D 144A	4.07	7-10-2024	1,807,326	1,842,255
American Credit Acceptance Receivables Trust Series 2019-1 Class C 144A	3.50	4-14-2025	1,770,819	1,792,820
American Credit Acceptance Receivables Trust Series 2019-2 Class C 144A	3.17	6-12-2025	1,932,738	1,956,167
American Credit Acceptance Receivables Trust Series 2019-3 Class C 144A	2.76	9-12-2025	1,227,000	1,241,349
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	10,000,000	10,336,706
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	5,000,000	5,010,336
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	2,850,791	2,921,086
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	4,258,645	4,414,532
Conn's Receivables Funding LLC Series 2020-A Class A 144A	1.71	6-16-2025	1,615,628	1,617,271
Consumer Loan Underlying Bond Series 2020-P1 Class A 144A	2.26	3-15-2028	1,196,756	1,202,863
Credit Acceptance Auto Loan Series 2019-1A Class A 144A	3.33	2-15-2028	2,443,028	2,466,536
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	3,000,000	3,003,587
See accompanying notes to portfolio of investments

2  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Dell Equipment Finance Trust Series 2020-1 Class A2 144A	2.26%	6-22-2022	$ 5,747,086	$ 5,796,557
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	5,746,000	6,026,710
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	16,235,000	17,087,500
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	1,066,179	1,077,581
Drive Auto Receivables Trust Series 2018-1 Class E 144A	5.09	6-16-2025	5,000,000	5,186,126
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	12,295,000	12,642,409
Drive Auto Receivables Trust Series 2019-2 Class C	3.42	6-16-2025	6,500,000	6,609,520
DT Auto Owner Trust Series 2017 2A E 144A 144A	6.03	1-15-2024	8,965,972	8,987,808
DT Auto Owner Trust Series 2018-2A Class D 144A	4.15	3-15-2024	3,807,984	3,879,643
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	5,700,000	5,860,891
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%)144A±	1.26	11-25-2069	6,702,536	6,770,192
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%)144A±	1.11	12-25-2056	593,529	598,829
Enterprise Fleet Financing LLC Series 2019-3 Class A2 144A	2.06	5-20-2025	11,176,369	11,343,183
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	9,000,000	9,006,486
Exeter Automobile Receivables Trust Series 2016-3A Class D 144A	6.40	7-17-2023	6,666,070	6,683,374
Exeter Automobile Receivables Trust Series 2019-2A Class C 144A	3.30	3-15-2024	4,842,608	4,901,544
Exeter Automobile Receivables Trust Series 2019-3A Class C 144A	2.79	5-15-2024	8,375,000	8,499,794
Exeter Automobile Receivables Trust Series 2020-2A Class A 144A	1.13	8-15-2023	3,361,412	3,366,692
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	4,800,807	4,831,251
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	268,767	269,408
Flagship Credit Auto Trust Series 2019-2 Class A 144A	2.83	10-16-2023	860,012	866,584
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	2,881,900	2,912,799
Foursight Capital Series 2019-1 Class C 144A	3.07	4-15-2025	5,095,000	5,245,806
FREED ABS Trust Series 2018-2 Class B 144A	4.61	10-20-2025	3,632,634	3,656,125
FREED ABS Trust Series 2019-2 Class A 144A	2.62	11-18-2026	1,633,544	1,637,688
GLS Automobile Receivables Trust Series 2018-1A Class B 144A	3.52	8-15-2023	776,048	783,464
GLS Automobile Receivables Trust Series 2019-1A Class B 144A	3.65	12-16-2024	5,245,260	5,300,754
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	654,744	656,790
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	254,932	255,395
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	275,556	276,506
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	11,600,000	11,668,461
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29	1-15-2025	6,000,000	6,147,890
Hyundai Auto Lease Securitization Trust Series 2019-A Class A3 144A	2.98	7-15-2022	286,549	286,910
Hyundai Auto Lease Securitization Trust Series 2019-A Class B 144A	3.25	10-16-2023	10,000,000	10,082,740
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	8,400,000	8,430,767
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	3,341,215	3,371,184
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%)144A±	1.16	7-26-2066	5,700,000	5,807,060
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52%	6-16-2042	$ 1,731,681	$ 1,763,621
Neuberger Berman CLO Limited Series 2020-38A Class A (3 Month LIBOR +1.30%)144A±	1.49	10-20-2032	10,000,000	10,019,070
Nissan Auto Lease Trust Series 2019-A Class A3	2.76	3-15-2022	1,602,958	1,605,566
Nissan Auto Lease Trust Series 2019-B Class A3	2.27	7-15-2022	2,674,691	2,685,617
Nissan Auto Lease Trust Series 2020-A Class A2A	1.80	5-16-2022	2,624,554	2,627,504
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	5,718,320	5,771,078
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	18,083,000	18,107,701
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	7,280,000	7,373,276
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	5,000,000	5,053,866
Oscar US Funding Trust Series 2018-2A Class A4 144A	3.63	9-10-2025	4,500,000	4,629,831
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	10,300,000	10,301,040
Pagaya Al Debt Selection Trust Series 2020-3 Class A 144A	2.10	5-17-2027	1,575,887	1,587,368
Prestige Auto Receivables Trust Series 2020-1A Class A2 144A	0.52	2-15-2024	7,233,641	7,237,561
Santander Drive Auto Receivables Trust Series 2019-3 Class B	2.28	9-15-2023	533,307	534,679
Santander Retail Auto Lease Trust Series 2019-A Class A4 144A	2.82	5-22-2023	12,200,000	12,345,060
Santander Retail Auto Lease Trust Series 2019-C Class A2B (1 Month LIBOR +0.34%)144A±	0.44	9-20-2022	3,067,974	3,069,437
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%)±	0.28	9-15-2026	43,130	43,128
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%)±	0.51	3-15-2024	8,734,683	8,720,421
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%)±	0.71	11-25-2027	290,363	290,483
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%)±	0.76	12-27-2038	3,925,447	3,940,855
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%)±	0.66	5-26-2055	4,198,883	4,150,510
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	6,200,000	6,225,972
SoFi Consumer Loan Program Trust Series 2018-2 Class B 144A	3.79	4-26-2027	6,225,613	6,305,071
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%)144A±	0.81	3-26-2040	1,458,773	1,459,667
South Texas Higher Education Series 2012-1 Class A2 (3 Month LIBOR +0.85%)±	1.09	10-1-2024	449,942	450,912
SpringCastle America Funding LLC 144A	1.97	9-25-2037	5,097,194	5,166,261
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%)144A±	1.33	10-25-2027	1,367,984	1,375,338
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	93,363	93,570
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%)144A±	0.99	4-25-2048	1,438,373	1,440,797
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%)144A±	0.71	1-25-2046	2,293,981	2,280,128
Voya CLO Limited Series 2017-1A Class A1R (3 Month LIBOR +0.95%)144A±	1.06	4-17-2030	8,500,000	8,500,867
Westlake Automobile Receivables Trust Series 2018-2A Class D 144A	4.00	1-16-2024	1,239,436	1,251,876
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	2,388,108	2,397,571
See accompanying notes to portfolio of investments

4  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Westlake Automobile Receivables Trust Series 2018-3A Class E 144A	4.90%	12-15-2023	$ 1,355,000	$ 1,409,950
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	122,051	122,188
Total Asset-backed securities (Cost $396,764,748)				397,340,034
Corporate bonds and notes: 21.73%
Communication services: 0.25%
Media: 0.20%
QVC Incorporated	4.85	4-1-2024	5,000,000	5,425,000
Wireless telecommunication services: 0.05%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,187,500	1,189,495
Consumer discretionary: 1.38%
Automobiles: 0.24%
Ford Motor Company	8.50	4-21-2023	5,900,000	6,585,875
Diversified consumer services: 0.02%
Service Corporation International	8.00	11-15-2021	425,000	439,025
Hotels, restaurants & leisure: 0.43%
Las Vegas Sands Corporation	3.20	8-8-2024	11,100,000	11,672,557
Household durables: 0.13%
Lennar Corporation	6.25	12-15-2021	3,500,000	3,507,000
Multiline retail: 0.34%
Nordstrom Incorporated	4.00	10-15-2021	9,000,000	9,020,309
Textiles, apparel & luxury goods: 0.22%
Ralph Lauren Corporation	1.70	6-15-2022	3,190,000	3,238,401
Tapestry Incorporated	3.00	7-15-2022	2,495,000	2,546,056
				5,784,457
Consumer staples: 0.72%
Beverages: 0.26%
Keurig Dr Pepper Incorporated	0.75	3-15-2024	7,000,000	7,012,874
Food & staples retailing: 0.16%
7 Eleven Incorporated 144A	0.80	2-10-2024	4,430,000	4,425,896
Food products: 0.30%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	7,525,000	7,976,126
Energy: 2.18%
Energy equipment & services: 0.46%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	12,451,692
Oil, gas & consumable fuels: 1.72%
DCP Midstream Operating LP 144A	4.75	9-30-2021	3,575,000	3,583,938
Energy Transfer Partners LP	4.20	9-15-2023	4,866,000	5,214,559
EQT Corporation	3.00	10-1-2022	2,750,000	2,809,950
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Marathon Petroleum Corporation	4.50%	5-1-2023	$ 8,000,000	$ 8,565,101
Ovintiv Exploration Incorporated	3.90	11-15-2021	725,000	728,397
Ovintiv Exploration Incorporated	5.75	1-30-2022	3,355,000	3,465,932
Pioneer Natural Resource	0.55	5-15-2023	4,250,000	4,263,940
Pioneer Natural Resource	0.75	1-15-2024	5,000,000	5,005,773
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	9,497,051
Valero Energy Corporation	2.70	4-15-2023	3,000,000	3,120,260
				46,254,901
Financials: 9.33%
Banks: 2.11%
Bank of America Corporation (U.S. SOFR +0.74%)±	0.81	10-24-2024	12,000,000	12,067,785
Bank of America Corporation (3 Month LIBOR +0.94%)±	3.86	7-23-2024	4,894,000	5,239,467
Citigroup Incorporated (U.S. SOFR +0.69%)±	0.78	10-30-2024	8,000,000	8,039,527
Citigroup Incorporated (U.S. SOFR +0.67%)±	0.98	5-1-2025	2,000,000	2,012,265
Deutsche Bank (U.S. SOFR +2.16%)±	2.22	9-18-2024	3,500,000	3,599,867
Deutsche Bank	3.30	11-16-2022	9,000,000	9,347,020
JPMorgan Chase & Company (U.S. SOFR +0.54%)±%%	0.82	6-1-2025	6,280,000	6,288,393
JPMorgan Chase & Company (U.S. SOFR +1.46%)±	1.51	6-1-2024	7,250,000	7,402,476
JPMorgan Chase & Company (3 Month LIBOR +0.70%)±	3.21	4-1-2023	2,635,000	2,698,920
				56,695,720
Capital markets: 1.81%
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%)±	0.63	11-17-2023	11,500,000	11,523,283
Goldman Sachs Group Incorporated (3 Month LIBOR +1.05%)±	2.91	6-5-2023	12,000,000	12,305,151
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,178,467
Morgan Stanley (U.S. SOFR +0.47%)±	0.56	11-10-2023	5,000,000	5,010,903
Morgan Stanley (U.S. SOFR +0.62%)±	0.73	4-5-2024	5,000,000	5,018,578
Morgan Stanley	2.75	5-19-2022	9,435,000	9,667,036
				48,703,418
Consumer finance: 2.66%
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,308,296
BOC Aviation USA Corporation 144A	1.63	4-29-2024	8,440,000	8,504,163
Bunge Limited	3.00	9-25-2022	1,000,000	1,030,095
Daimler Finance North America LLC 144A	0.75	3-1-2024	8,580,000	8,599,324
Daimler Finance North America LLC 144A	1.75	3-10-2023	1,715,000	1,754,208
Daimler Finance North America LLC 144A	2.85	1-6-2022	1,220,000	1,238,592
General Motors Financial Company Incorporated	4.20	11-6-2021	6,040,000	6,140,046
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,979,814
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,796,743
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,767,780
Navient Corporation	7.25	9-25-2023	4,000,000	4,385,000
Nissan Motor Acceptance Corporation 144A	1.90	9-14-2021	2,000,000	2,007,372
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,036,505
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,817,313
The American Express Company (3 Month LIBOR +0.62%)±	0.78	5-20-2022	3,000,000	3,015,540
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,990,269
				71,371,060
See accompanying notes to portfolio of investments

6  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.46%
DAE Funding LLC 144A	5.25%	11-15-2021	$ 2,185,000	$ 2,212,313
National Securities Clearing Corporation 144A	0.40	12-7-2023	5,000,000	5,010,021
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	5,088,250
				12,310,584
Insurance: 2.07%
AIG Global Funding 144A	0.80	7-7-2023	5,000,000	5,052,411
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	5,054,592
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	5,220,500
Equitable Financial Life Insurance Company 144A	0.50	11-17-2023	8,060,000	8,065,271
Met Tower Global Funding 144A	0.70	4-5-2024	12,000,000	12,048,939
Protective Life Global Funding 144A	0.47	1-12-2024	10,000,000	9,960,978
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	2,010,871
Security Benefit Company 144A	1.25	5-17-2024	1,665,000	1,670,432
WEA Finance LLC Company 144A	3.15	4-5-2022	5,504,000	5,597,577
WEA Finance LLC Company	3.15	4-5-2022	1,000,000	1,017,002
				55,698,573
Thrifts & mortgage finance: 0.22%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	5,980,000	6,032,325
Health care: 0.59%
Biotechnology: 0.18%
AbbVie Incorporated	3.38	11-14-2021	4,935,000	5,006,437
Health care providers & services: 0.41%
Cigna Corporation	0.61	3-15-2024	6,000,000	6,007,141
Magellan Health Incorporated	4.90	9-22-2024	4,500,000	4,938,975
				10,946,116
Industrials: 1.20%
Aerospace & defense: 0.43%
The Boeing Company	1.43	2-4-2024	5,000,000	5,017,885
The Boeing Company	4.51	5-1-2023	6,000,000	6,408,953
				11,426,838
Airlines: 0.11%
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,049,334
Industrial conglomerates: 0.18%
General Electric Company (3 Month LIBOR +1.00%)±	1.18	3-15-2023	1,729,000	1,750,491
Honeywell International Incorporated	0.48	8-19-2022	3,000,000	3,002,279
				4,752,770
Trading companies & distributors: 0.48%
Air Lease Corporation	0.70	2-15-2024	10,000,000	9,959,218
Air Lease Corporation	3.38	6-1-2021	3,000,000	3,000,000
				12,959,218
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.30%
Semiconductors & semiconductor equipment: 0.21%
Microchip Technology Incorporated	2.67%	9-1-2023	$ 3,475,000	$ 3,622,033
Skyworks Solutions Incorporated	0.90	6-1-2023	2,000,000	2,007,099
				5,629,132
Technology hardware, storage & peripherals: 0.09%
Dell International LLC 144A	7.13	6-15-2024	2,505,000	2,555,100
Materials: 0.50%
Chemicals: 0.50%
International Flavors & Fragrances Incorporated 144A	0.70	9-15-2022	1,000,000	1,002,140
LYB International Finance lll (3 Month LIBOR +1.00%)±	1.20	10-1-2023	5,000,000	5,010,344
Westlake Chemical Corporation	3.60	7-15-2022	7,269,000	7,452,884
				13,465,368
Real estate: 0.88%
Equity REITs: 0.88%
Piedmont Operating Partnership LP	4.45	3-15-2024	10,235,000	11,057,258
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,553,874
Service Properties Trust	4.50	6-15-2023	3,500,000	3,504,060
Tanger Properties LP	3.88	12-1-2023	1,406,000	1,491,053
				23,606,245
Utilities: 4.40%
Electric utilities: 1.93%
American Electric Power	0.75	11-1-2023	7,000,000	7,011,416
Entergy Louisiana LLC	0.62	11-17-2023	10,000,000	10,014,346
NextEra Energy Operating Partners LP (3 Month LIBOR +0.27%)±	0.42	2-22-2023	20,000,000	20,005,342
Southern California Edison Company (3 Month LIBOR +0.27%)±	0.45	12-3-2021	7,000,000	7,002,364
Southern California Edison Company	0.70	4-3-2023	7,800,000	7,827,639
				51,861,107
Gas utilities: 1.31%
Atmos Energy Corporation	0.63	3-9-2023	5,000,000	5,004,684
One Gas Incorporated	0.85	3-11-2023	20,230,000	20,253,201
Southern California Gas Company (3 Month LIBOR +0.35%)±	0.53	9-14-2023	10,000,000	10,001,658
				35,259,543
Independent power & renewable electricity producers: 0.08%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	2,000,000	2,058,600
Multi-utilities: 1.08%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%)±	0.63	3-2-2023	4,635,000	4,636,542
CenterPoint Energy Incorporated (U.S. SOFR +0.65%)±	0.66	5-13-2024	3,840,000	3,844,262
CenterPoint Energy Incorporated	0.70	3-2-2023	4,625,000	4,629,007
Consolidated Edison Incorporated	0.65	12-1-2023	5,000,000	5,003,551
Dominion Energy Incorporated	2.72	8-15-2021	2,700,000	2,713,282
See accompanying notes to portfolio of investments

8  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities (continued)
DTE Energy Company	0.55%	11-1-2022	$ 3,000,000	$ 3,008,149
DTE Energy Company	2.25	11-1-2022	5,000,000	5,145,060
				28,979,853
Total Corporate bonds and notes (Cost $579,192,084)				584,112,548

	Shares
Investment companies: 3.76%
Exchange-traded funds: 3.76%
iShares Short-Term Corporate Bond ETF	572,000	31,402,800
SPDR Portfolio Short Term Corporate Bond ETF	847,800	26,578,530
Invesco BulletShares 2022 High Yield Corporate Bond ETF	334,000	7,782,200
iShares 0-5 Year High Yield Corporate Bond ETF	773,000	35,449,780
Total Investment companies (Cost $98,928,987)		101,213,310

			Principal
Municipal obligations: 0.19%
Indiana: 0.10%
Education revenue: 0.10%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%)±	0.91	2-25-2044	$ 2,674,504	2,682,662
New Jersey: 0.06%
Transportation revenue: 0.06%
New Jersey Transportation Trust Authority Taxable Transportation System Series B	2.38	6-15-2022	1,700,000	1,728,888
New York: 0.03%
Transportation revenue: 0.03%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	790,000	809,591
Total Municipal obligations (Cost $5,131,819)				5,221,141
Non-agency mortgage-backed securities: 21.28%
Affirm Incorporated Series 2021-A Class A 144A	0.88	8-15-2025	10,000,000	10,018,225
AIMCO Series 2020-11A Class A1 (3 Month LIBOR +1.38%)144A±	1.56	10-15-2031	5,000,000	5,011,905
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%)144A±	1.20	7-25-2029	10,780,000	10,775,440
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	861,244	865,984
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	2,062,009	2,081,641
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	2,667,084	2,677,915
Angel Oak Mortgage Trust I LLC Series 2020-5 Class A2 144A±±	1.58	5-25-2065	2,007,591	2,018,877
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	7,681,132	7,691,243
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR +0.96%)144A±	1.14	1-15-2028	10,266,553	10,263,185
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50%	3-25-2040	$ 316,345	$ 316,062
Bayview Opportunity Master Fund Series 2016-SPL2 Class A 144A±±	4.00	6-28-2053	2,065,850	2,104,833
Black Diamond CLO Limited Series 2017-1A Class A1A (3 Month LIBOR +1.29%)144A±	1.47	4-24-2029	1,055,000	1,055,014
Bravo Residential Funding Trust Series 2019-NQM1 Class A1 144A±±	2.67	7-25-2059	2,505,346	2,529,290
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,682,227	1,733,849
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%)144A♦±	0.14	11-25-2069	12,000,000	12,000,000
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	2,749,866	2,807,186
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%)144A±	1.24	4-30-2031	3,000,000	2,996,130
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	878,183	913,879
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	5,291,816	5,297,518
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	889,291	899,883
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	495,805	496,512
CGMS Series 2015-1A Class AR3 (3 Month LIBOR +0.98%)144A±	1.07	7-20-2031	11,250,000	11,250,484
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A3	3.06	2-10-2048	409,807	413,885
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%)±	1.20	7-15-2030	2,735,750	2,720,224
Citigroup Commercial Mortgage Trust Series 2019-IMC1 Class A1 144A±±	2.72	7-25-2049	8,205,971	8,336,302
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	1,778,378	1,785,291
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	3,687,189	3,715,202
Colt Funding LLC Series 2021-1R Class A1 144A±±	0.86	5-25-2065	7,274,260	7,268,398
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	195,192	194,675
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	2,173,903	2,261,410
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	621,414	621,398
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.07	6-19-2031	112,187	114,248
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	70,677	71,231
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%)144A±	1.35	1-15-2034	3,600,000	3,612,844
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	4,277,229	4,322,936
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.62	4-25-2065	3,531,269	3,549,469
Credit Suisse Mortgage Trust Series 2021-NQM2 Class A1 144A±±	1.18	2-25-2066	8,884,836	8,903,312
DB Master Finance LLC Series 2017-1A Class A2I 144A	3.63	11-20-2047	12,190,500	12,370,919
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%)144A±	1.13	12-19-2030	635,000	635,371
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	2,171,622	2,193,312
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	1,815,328	1,832,326
See accompanying notes to portfolio of investments

10  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%)144A±	0.98%	11-15-2028	$ 5,355,843	$ 5,357,198
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01	5-25-2065	1,556,220	1,577,808
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A±±	0.80	2-25-2066	1,780,505	1,781,215
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%)±	0.85	9-25-2033	226,047	222,632
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	12,182,026	12,186,901
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	3,254,230	3,317,111
GB Trust Series 2020-FlLIX (1 Month LIBOR +1.12%)144A±	1.22	8-15-2037	8,000,000	8,029,802
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,907,930	2,922,122
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	2,753,314	2,774,247
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,280,473	1,332,855
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,288,108	1,287,761
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	3,404,999	3,416,207
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%)144A±	1.51	5-2-2023	6,369,751	6,432,914
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	28,518	28,467
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%)144A±	1.10	11-15-2036	3,961,914	3,961,913
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	5,872,394	5,899,545
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +0.95%)144A±	1.05	1-15-2033	4,000,000	4,010,604
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	863,927	864,472
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%)144A±	2.41	6-15-2035	3,571,081	3,580,171
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%)144A±	1.06	7-15-2036	5,000,000	4,999,999
LCM LP Series 2013-A Class ARR (3 Month LIBOR +1.14%)144A±	1.33	7-19-2027	6,000,000	6,003,462
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	12,009,020	12,567,785
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	3,000,000	3,043,045
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	1,900,857	1,911,415
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	2,523,478	2,526,293
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.52	10-25-2032	1,900	1,930
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR +0.90%)144A±	0.99	10-25-2053	8,500,000	8,524,099
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%)144A±	0.91	11-25-2053	7,405,000	7,428,606
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR +0.90%)144A±	1.01	2-25-2055	7,135,000	7,158,055
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%)144A±	0.86	4-25-2055	16,680,000	16,684,849
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (1 Month LIBOR +2.05%)144A±	2.15	7-15-2035	3,255,000	3,288,068
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (1 Month LIBOR +0.85%)144A±	0.95%	7-15-2036	$ 16,000,000	$ 15,986,096
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	3,474,735	3,481,861
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	11,018,128	11,019,554
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A±±	2.75	7-25-2059	2,810,701	2,851,699
Mill City Mortgage Loan Trust Series 2018-2 Class A1 144A±±	3.50	5-25-2058	2,176,218	2,233,341
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	312,252	311,862
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	314,645	314,651
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%)144A±	0.86	5-25-2055	10,000,000	10,011,978
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%)144A±	1.19	3-17-2030	11,000,000	11,007,282
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A±±	3.50	2-25-2060	1,301,330	1,342,408
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	15,875,000	15,906,013
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%)144A±	1.16	10-17-2031	17,785,000	17,786,814
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%)144A±	1.06	11-15-2026	1,333,924	1,334,426
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	15,166,937
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	9,340,000	9,357,338
Prosper Marketplace Issuance Series 2019-1A Class B 144A	4.03	4-15-2025	582,197	582,994
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	2,155,260	2,216,839
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	1,895,957	1,927,179
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A±±	0.86	1-25-2065	8,524,717	8,517,607
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.09	11-25-2049	102,108	102,189
SCF Equipment Trust LLC Series 2021-1A Class A2 144A	0.42	8-20-2026	22,000,000	22,008,158
Sequoia Mortgage Trust Series 2017-CH2 Class A10 144A±±	4.00	12-25-2047	2,896	2,895
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%)144A±	1.26	4-15-2030	12,555,000	12,548,522
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,925,455	1,936,741
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	2,201,621	2,232,607
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,601,570
Starwood Mortgage Residential Trust Series 2020-2 Class A1 144A±±	2.72	4-25-2060	3,315,665	3,362,680
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	7,339,900	7,345,120
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR +0.65%)144A±	0.76	1-26-2054	8,870,000	8,875,689
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%)144A±	1.73	7-29-2029	5,540,000	5,540,643
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	2,737,287	2,765,659
See accompanying notes to portfolio of investments

12  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25%	4-25-2056	$ 641,673	$ 644,360
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	2,551,281	2,589,643
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,837,903	1,896,956
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	1,961,529	2,017,182
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,419,520	1,476,178
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.68	5-25-2058	5,699,732	6,025,902
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,429,279	2,444,501
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,347,805	1,360,120
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%)144A±	0.95	2-15-2032	4,115,000	4,104,257
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%)144A±	1.00	4-15-2027	2,151,272	2,151,439
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	4,053,291	4,126,046
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	1,110,975	1,121,580
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	1,982,525	2,011,001
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	8,078,583	8,073,956
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	4,160,435	4,163,803
Verus Securitization Trust Series 2021-R3 Class A1 144A♦±±	1.02	4-25-2064	4,545,000	4,544,986
Vibrant CLO Limited Series 2017-6A Class A (3 Month LIBOR +1.24%)144A±	1.43	6-20-2029	1,047,500	1,047,609
Vista Point Securitization Trust Series 2020-1 Class A1 144A±±	1.76	3-25-2065	3,471,990	3,508,459
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.20	8-25-2032	105,463	111,171
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.20	8-25-2032	74,186	72,639
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%)±	2.14	12-28-2037	124,263	127,376
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%)144A¤±	1.00	4-15-2032	13,000,000	13,000,546
Total Non-agency mortgage-backed securities (Cost $570,995,729)				572,148,421
Yankee corporate bonds and notes: 11.15%
Consumer discretionary: 0.64%
Auto components: 0.23%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,268,790
Automobiles: 0.20%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,708,760
Stellantis NV	5.25	4-15-2023	530,000	573,402
				5,282,162
Household durables: 0.21%
Panasonic Corporation 144A	2.54	7-19-2022	5,400,000	5,514,037
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Consumer staples: 0.75%
Beverages: 0.58%
Coca-Cola Europacific Partners plc 144A	0.50%	5-5-2023	$ 5,000,000	$ 4,994,189
Coca-Cola Europacific Partners plc	4.63	12-1-2023	9,705,000	10,659,805
				15,653,994
Food & staples retailing: 0.17%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,540,117
Energy: 1.15%
Oil, gas & consumable fuels: 1.15%
Aker BP ASA 144A	4.75	6-15-2024	9,585,000	9,819,427
Harvest Operations Corporation 144A	1.00	4-26-2024	5,000,000	5,000,781
Reliance Industries Limited 144A	5.40	2-14-2022	6,800,000	7,015,403
Saudi Arabian Oil 144A	1.25	11-24-2023	2,000,000	2,025,169
Saudi Arabian Oil 144A	2.75	4-16-2022	7,000,000	7,145,237
				31,006,017
Financials: 7.05%
Banks: 5.98%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,875,109
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	5,039,692
Banco Santander SA	3.50	4-11-2022	10,020,000	10,290,589
Banco Santander SA 144A	4.13	11-9-2022	7,797,000	8,128,450
Barclays Bank plc	1.70	5-12-2022	5,000,000	5,065,286
Barclays plc (1 Year Treasury Constant Maturity +0.80%)±	1.01	12-10-2024	5,135,000	5,163,119
BNP Paribas 144A	3.50	3-1-2023	4,000,000	4,212,220
BPCE SA 144A	3.00	5-22-2022	4,000,000	4,105,945
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	5,014,953
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,615,406
Credit Suisse AG	2.80	4-8-2022	2,000,000	2,044,526
Credit Suisse New York	0.50	2-2-2024	5,000,000	4,988,548
Danske Bank A/S 144A	5.00	1-12-2022	8,565,000	8,796,891
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,186,490
HSBC Holdings plc (U.S. SOFR +0.71%)±	0.98	5-24-2025	2,200,000	2,209,266
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	1,700,000	1,773,167
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +0.55%)±	0.70	5-11-2024	10,000,000	10,032,204
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +1.10%)±	1.33	6-15-2023	3,215,000	3,245,141
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%)±	0.85	9-15-2024	4,000,000	4,023,476
Mizuho Financial Group Incorporated (U.S. SOFR +0.87%)±	0.85	9-8-2024	6,990,000	7,029,416
Mizuho Financial Group Incorporated (U.S. SOFR +1.25%)±	1.24	7-10-2024	2,420,000	2,456,324
National Bank of Canada Company (U.S. SOFR +0.30%)±	0.31	5-16-2023	15,000,000	15,003,566
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,492,247
NatWest Markets plc	6.13	12-15-2022	3,000,000	3,243,567
Nordea Bank 144A	4.25	9-21-2022	5,400,000	5,665,154
Skandinaviska Enskilda Banken AB 144A	0.55	9-1-2023	6,000,000	6,009,600
Sumitomo Mitsui Financial Group	0.51	1-12-2024	7,000,000	6,999,670
Swedbank AB 144A	1.30	6-2-2023	2,000,000	2,032,858
See accompanying notes to portfolio of investments

14  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Banks (continued)
Toronto-Dominion Bank (U.S. SOFR +0.45%)±	0.46%	9-28-2023	$ 3,000,000	$ 3,013,189
UniCredit SpA 144A	6.57	1-14-2022	9,545,000	9,886,838
				160,642,907
Capital markets: 0.62%
UBS Group AG 144A%%	0.38	6-1-2023	7,000,000	6,996,430
UBS Group AG	7.63	8-17-2022	9,000,000	9,759,583
				16,756,013
Consumer finance: 0.07%
Hyundai Capital Services 144A	3.00	8-29-2022	1,840,000	1,892,508
Insurance: 0.27%
Sompo International Holdings Limited	4.70	10-15-2022	7,000,000	7,371,276
Thrifts & mortgage finance: 0.11%
Nationwide Building Society 144A	0.55	1-22-2024	3,000,000	3,000,212
Health care: 0.06%
Pharmaceuticals: 0.06%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,669,000	1,664,828
Industrials: 0.16%
Airlines: 0.16%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	4,240,850
Information technology: 0.52%
Communications equipment: 0.41%
Ericsson LM	4.13	5-15-2022	10,628,000	10,915,381
Semiconductors & semiconductor equipment: 0.11%
SK Hynix Incorporated 144A	1.00	1-19-2024	3,000,000	2,996,943
Materials: 0.82%
Chemicals: 0.82%
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	6,835,000	7,194,111
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	4,197,142
Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	2,223,582
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,390,754
				22,005,589
Total Yankee corporate bonds and notes (Cost $297,261,762)				299,751,624
Yankee government bonds: 1.57%
Abu Dhabi Government Class L 144A	0.75	9-2-2023	4,000,000	4,034,360
AID Iraq Government Bond	2.15	1-18-2022	37,621,000	38,082,394
Total Yankee government bonds (Cost $42,103,628)				42,116,754
Short-term investments: 23.77%
Commercial paper: 17.33%
AT&T Incorporated 144A☼	0.33	9-23-2021	20,000,000	19,988,921
Banco Santander SA 144A☼	0.28	9-30-2021	20,000,000	19,988,056
Barclays Bank plc ☼	0.27	2-22-2022	20,000,000	19,962,500
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  15

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Commercial paper (continued)
BPCE SA 144A☼	0.26%	12-7-2021	$ 25,000,000	$ 24,979,360
Brookfield Renewable Partners LP	0.34	6-28-2021	14,350,000	14,348,072
Catholic Health Initiatives ☼	0.25	9-16-2021	10,000,000	9,995,036
Corporación Andina de Fomento 144A☼	0.31	3-1-2022	5,000,000	4,993,421
Corporación Andina de Fomento 144A☼	0.29	5-5-2022	20,000,000	19,964,850
Enel Finance America 144A☼	0.40	4-13-2022	23,000,000	22,938,667
General Dynamics Corporation 144A☼	0.19	12-7-2021	23,418,000	23,394,648
General Motors Financial Company Incorporated 144A☼##	0.36	6-1-2021	10,000,000	9,999,722
General Motors Financial Company Incorporated 144A☼	0.37	6-15-2021	4,000,000	3,999,226
Glencore Funding LLC 144A☼	0.35	8-18-2021	20,000,000	19,986,561
Glencore Funding LLC 144A☼	0.23	6-8-2021	3,000,000	2,999,872
HSBC USA Incorporated 144A☼	0.33	3-3-2022	20,000,000	19,945,440
Humana Incorporated 144A☼	0.24	7-8-2021	24,000,000	23,991,745
IntercontinentalExchange Incorporated 144A☼	0.35	9-23-2021	5,500,000	5,495,133
Intesa Funding LLC ☼	0.32	1-3-2022	20,000,000	19,930,578
KFW 144A☼	0.19	2-14-2022	20,000,000	19,975,692
Metlife Short Term Fund 144A☼	0.16	6-29-2021	10,000,000	9,999,644
Mizuho Bank Limited 144A☼	0.19	9-20-2021	25,000,000	24,992,972
NatWest Markets plc 144A☼	0.34	12-31-2021	20,000,000	19,975,407
Smithfield Foods Incorporated 144A☼	0.31	6-28-2021	5,000,000	4,998,403
Societe Generale 144A☼	0.20	6-10-2021	20,000,000	19,999,661
Swedbank AB ☼	0.15	6-7-2021	20,000,000	19,999,772
The Canadian National Railway 144A☼	0.14	8-24-2021	23,200,000	23,194,953
Walgreens Boots Alliance Incorporated 144A☼	0.24	6-23-2021	10,000,000	9,998,693
Walgreens Boots Alliance Incorporated 144A☼	0.27	7-23-2021	10,000,000	9,996,656
Walt Disney Company 144A☼	0.26	11-15-2021	16,000,000	15,985,256
				466,018,917

	Yield	Shares
Investment companies: 4.58%
Wells Fargo Government Money Market Fund Select Class ♠∞##	0.03	122,976,802	122,976,802

		Interest rate		Principal
U.S. Treasury securities: 1.86%
U.S. Treasury Bill ☼		0.01	2-24-2022	$ 50,000,000	49,991,160
Total Short-term investments (Cost $638,907,187)					638,986,879
Total investments in securities (Cost $2,783,861,142)	104.03%				2,796,875,381
Other assets and liabilities, net	(4.03)				(108,355,771)
Total net assets	100.00%				$2,688,519,610

See accompanying notes to portfolio of investments

16  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$294,048,761	$(294,048,761)	$0	$0	$0		0	$2,632#
Wells Fargo Government Money Market Fund Select Class	181,770,847	1,837,539,357	(1,896,333,402)	0	0	122,976,802		122,976,802	41,501
				$0	$0	$122,976,802	4.58%		$44,133

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(315)	9-21-2021	$(41,601,613)	$(41,560,313)	$41,300	$0
2-Year U.S. Treasury Notes	(1,880)	9-30-2021	(414,918,865)	(414,980,627)	0	(61,762)
5-Year U.S. Treasury Notes	(1,065)	9-30-2021	(131,916,851)	(131,901,915)	14,936	0
					$56,236	$(61,762)
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Income Fund  |  17

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

18  |  Wells Fargo Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$155,984,670	$0	$155,984,670
Asset-backed securities	0	397,340,034	0	397,340,034
Corporate bonds and notes	0	584,112,548	0	584,112,548
Investment companies	101,213,310	0	0	101,213,310
Municipal obligations	0	5,221,141	0	5,221,141
Non-agency mortgage-backed securities	0	572,148,421	0	572,148,421
Yankee corporate bonds and notes	0	299,751,624	0	299,751,624
Yankee government bonds	0	42,116,754	0	42,116,754
Short-term investments
Commercial paper	0	466,018,917	0	466,018,917
Investment companies	122,976,802	0	0	122,976,802
U.S. Treasury securities	49,991,160	0	0	49,991,160
	274,181,272	2,522,694,109	0	2,796,875,381
Futures contracts	56,236	0	0	56,236
Total assets	$274,237,508	$2,522,694,109	$0	$2,796,931,617
Liabilities
Futures contracts	$61,762	$0	$0	$61,762
Total liabilities	$61,762	$0	$0	$61,762
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $2,208,340 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Income Fund  |  19